Investments in Associates	12 Months Ended
Dec. 31, 2023
Disclosure of associates [abstract]
Investments in Associates	INVESTMENTS IN ASSOCIATES
Details of the Company’s investments in associates as at December 31, 2023 and 2022 are as follows:

Associate	Principal activity	Principal place of business	Ownership interest (%)
			2023	2022
Sandbox(1)	Royalties	Americas and Europe	20.3	34.4
i-80 Gold(2)	Production	USA	—	25.3
(1)There is no quoted fair value for the Company’s investment in Sandbox at December 31, 2023 and 2022 as Sandbox is not publicly listed.
(2)The quoted fair value of the Company’s investment in i-80 Gold at December 31, 2022 was $169.9 million based on the quoted market price of the underlying shares of C$3.78 per share, which is a Level 1 fair value measurement.
The following table summarizes the changes in the carrying amounts of the Company’s investments in associates during the years ended December 31, 2023 and 2022:

	Note	i-80 Gold	Sandbox	Total
Balance – December 31, 2021		$125,313	$—	$125,313
Received as consideration in Sandbox Transaction	5(b), 10(a)	—	28,356	28,356
Additional shares acquired	10(a)	—	3,343	3,343
Share of net loss		(5,446)	(732)	(6,178)
Balance – December 31, 2022		119,867	30,967	150,834
Dilution gain		953	—	953
Share of net loss		(15,761)	(1,704)	(17,465)
Sale of partial interest	10(b)	(20,053)	—	(20,053)
Reclassification of retained interest to marketable securities	10(b)	(85,006)	—	(85,006)
Balance – December 31, 2023		$—	$29,263	$29,263
(a)Sandbox
As consideration for the assets sold to Sandbox on June 28, 2022, the Company received 51.9 million common shares of Sandbox, representing a 35% interest in Sandbox, with a total fair value of $28.4 million (note 5(b)). Sandbox is a mining royalty corporation with royalty assets primarily located in the Americas and Europe. Concurrent with the Sandbox Transaction, the Company participated in Sandbox’s private placement financing, purchasing 6.2 million common shares of Sandbox at C$0.70 per share, for a total investment of $3.3 million.
At December 31, 2023, the Company held a 20.3% equity interest in Sandbox (2022 – 34.4%).
(b)Sale of partial interest in i-80 Gold and reclassification of retained interest
On March 31, 2023 (the “Closing Date”), the Company completed the sale of a portion of its interest in i-80 Gold through a private placement sale of 11.6 million units at a price of C$2.76 per unit, with each unit consisting of one common share of i-80 Gold held by the Company and one-half of an i-80 Gold common share purchase warrant, for gross proceeds of $23.6 million. Each whole warrant entitles the holder to acquire one common share of i-80 Gold held by the Company at a price of C$3.45 per share for a period of 12 months from the Closing Date. Of the gross proceeds of $23.6 million, $20.5 million was allocated to the common shares sold and $3.1 million was allocated to the warrants issued.
10.    INVESTMENTS IN ASSOCIATES (CONTINUED)
(b)Sale of partial interest in i-80 Gold and reclassification of retained interest (continued)
On disposition of the 11.6 million common shares of i-80 Gold, the Company’s interest in i-80 Gold was reduced to 19.95%. As a result, the Company determined it no longer had significant influence over i-80 Gold and accordingly discontinued the use of the equity method to account for its investment. The carrying amount of the Company’s retained interest in i-80 Gold was reclassified from investment in associate to marketable securities measured at FVOCI. The Company recognized a gain of $34.5 million in other income (expense) for the year ended December 31, 2023 on the sale of its partial interest and the reclassification of its investment in i-80 Gold, calculated as the difference between the fair value of the retained interest of $119.9 million plus proceeds from disposition allocated to the common shares sold of $20.5 million, less transaction costs of $0.8 million, and the carrying amount of the Company’s investment in i-80 Gold of $105.1 million on the date of disposition. The fair value of the retained interest was determined based on the quoted market price of i-80 Gold common shares on the date of disposition of the partial interest.
The amount of proceeds allocated to the warrants issued represents the fair value of the warrants, determined using the Black-Scholes option pricing model, on the Closing Date. The warrants are accounted for as derivative liabilities measured at FVTPL with changes in fair value recognized in net income or loss (note 16(b)).
Summarized financial information in respect of the Company’s associates as at and for the year ended December 31, 2023 and 2022 is set out below. The summarized financial information is based on amounts included in the most recent available consolidated financial statements prepared in accordance with IFRS as of September 30, 2023 and 2022, respectively, for Sandbox and September 30, 2022 for i-80 Gold, and for adjustments made by the Company in applying the equity method, including fair value adjustments on acquisition of interests in the associates.

	Sandbox		i-80 Gold
At December 31	2023	2022	2022
Cash and cash equivalents	$6,034	$3,811	$75,987
Other current assets	315	2,804	34,555
Non-current assets	69,756	71,993	567,403
Total assets	76,105	78,608	677,945
Current liabilities	414	86	48,837
Non-current liabilities	16,039	15,975	232,455
Total liabilities	16,453	16,061	281,292
Net assets (100%)	$59,652	$62,547	$396,653

Equinox Gold’s share of net assets(1)	$20,531	$21,528	$100,319
Adjustments to Equinox Gold’s share of net assets	8,732	9,439	19,548
Carrying amount	$29,263	$30,967	$119,867
(1)At December 31, 2023, the Company’s share of net assets of Sandbox is based on its 34.4% equity interest in Sandbox as of September 30, 2023 (2022 – 34.4% equity interest as of September 30, 2022).
10.    INVESTMENTS IN ASSOCIATES (CONTINUED)

	Sandbox		i-80 Gold
Years ended December 31	2023	2022	2022
Revenue	$1,845	$532	$25,311
Operating expense	(4,620)	(640)	(75,517)
Loss from operations	(2,775)	(108)	(50,206)
Other (expense) income	(819)	(788)	10,752
Income tax recovery (expense)	696	(1,232)	17,920
Net loss from continuing operations (100%)	(2,898)	(2,128)	(21,534)
Net income from discontinued operations (100%)	—	—	49
Net loss and total comprehensive loss (100%)	$(2,898)	$(2,128)	$(21,485)

Equinox gold’s share of net loss and total comprehensive loss(1)	$(997)	$(732)	$(5,446)
Adjustments to Equinox Gold’s share of net loss and total comprehensive loss	(707)	—	—
Equinox Gold’s share of net loss and total comprehensive loss	$(1,704)	$(732)	$(5,446)
(1)The Company’s share of net loss and total comprehensive loss of Sandbox for the twelve months ended September 30, 2023 is based on its 34.4% equity interest in Sandbox during such period (2022 – 34.4%).